As filed with the Securities and Exchange
                        Commission on September 29, 2005
                       Registration No. 33-65690/811-07850


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549




-
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [x]



                         POST-EFFECTIVE AMENDMENT NO. 22                     [x]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [x]


                                Amendment No. 23                             [x]


                            ALLEGIANT ADVANTAGE FUND
                      (formerly THE ARMADA ADVANTAGE FUND)
               (Exact Name of Registrant as Specified in Charter)

                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-364-4890

                             Audrey C. Talley, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                         Ronald L. Weihrauch, Jr., Esq.
                                 Allegiant Funds
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114


It is proposed that this filing will become effective (check appropriate box):

         [ ] immediately upon filing pursuant to paragraph (b)

         [X] on October 1, 2005 pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of Allegiant Advantage Fund is being filed solely to file the Consent of Ernst & Young LLP as Exhibit (j)(2) to the Registration Statement. Parts A & B are incorporated herein by reference to Post - Effective Amendment No. 21 to the Registration Statement as filed with the Commission on September 28, 2005.

                            ALLEGIANT ADVANTAGE FUND

                                     PART C

                                OTHER INFORMATION


ITEM 23.    EXHIBITS


     (a) (1) Declaration of Trust dated May 18, 1993 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission (the "SEC") on April 16, 1997 ("PEA No. 5").

          (2) Amendment No. 1 to the Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission (the "SEC") on May 1, 2000 ("PEA No. 13").

          (3) Amendment No. 2 to the Declaration of Trust is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed on July 29, 2005 ("PEA No. 20").

     (b)  (1)  Code of Regulations is incorporated herein by reference to
               Exhibit 2(a) of PEA No. 5.

          (2) Amendment to Code of Regulations dated February 10, 1994 is incorporated herein by reference to Exhibit 2(b) of PEA No. 5.

     (c) Article III, Sections 3.1a and 3.1b; Article V, Sections 5.1b and 5.1c; and Article VIII, Section 8.1 of the Registrant's Declaration of Trust are incorporated herein by reference to Exhibit 1 of PEA No. 5.


     (d) Advisory Agreement dated October 21, 2004 between Registrant and National City Investment Management Company with respect to the Armada Advantage Institutional Money Market Fund is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission on September 28, 2005 ("PEA No. 21").


     (e) Underwriting Agreement dated August 25, 2004 between Registrant and Professional Funds Distributor, LLC is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (Nos.
          33-65690/811-7850) as filed with the Securities and Exchange Commission on October 25, 2004 ("PEA No. 18").

     (f)  Not Applicable.

     (g) Form of Custodian Services Agreement between Registrant and PFPC Trust Company is incorporated herein by reference to Exhibit (g) of PEA No. 18.

     (h) (1) Transfer Agency and Service Agreement dated October 26, 2004 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission on October 26, 2004.

          (2) Co-Administration and Accounting Services Agreement dated August 31, 2004 among Registrant, PFPC Inc. and National City Bank is incorporated herein by reference to Exhibit (h)(2) of PEA No. 18.

          (3) Shareholder Services Plan for Advisor Shares dated July 22, 2004 is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission on August 11, 2004 ("PEA No. 17").

          (4) Form of Servicing Agreement relating to the Shareholder Services Plan dated July 22, 2004 is incorporated herein by reference to Exhibit (h)(4) of PEA No. 17.


     (i) Opinion of Drinker Biddle & Reath LLP as counsel to Registrant, dated September 28, 2005 is incorporated herein by reference to Exhibit (i) of PEA No. 21.

     (j) (1) Consent of Drinker Biddle & Reath LLP is incorporated herein by reference to Exhibit (j)(1) of PEA No. 21.


          (2)  Consent of Ernst & Young LLP is filed herewith.

     (k)  Not Applicable.

     (l) Purchase Agreement between Registrant and Professional Funds Distributor, LLC is incorporated herein by reference to Exhibit (l) of PEA No. 18.

     (m) Distribution Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m) of PEA No. 18.

     (n) Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System dated July 22, 2004 is incorporated herein by reference to Exhibit (n) of PEA No. 17.


     (p) Inside Information Statement and Code of Ethics Relating to Personal Securities Transactions of Allegiant Asset Management Company, Allegiant Funds, and Allegiant Advantage Fund dated September 2005 incorporated herein by reference to Exhibit (p) of PEA No. 21.



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Registrant is controlled by its Board of Trustees, all of the members of which also serve as members of the Board of Trustees of Armada Funds.

ITEM 25.  INDEMNIFICATION

          Indemnification of Registrant's principal underwriter, custodian, investment adviser, administrators and transfer agent is provided for in Section 10 of the Underwriting Agreement incorporated by reference as Exhibit (e) hereto, Section 10 of the Custodian Services Agreement incorporated by reference as Exhibit (g) hereto, Section 9 of the Advisory Agreement incorporated by reference as Exhibit (d) hereto,
          Section 13 of the Co-Administration and Accounting Services Agreement incorporated by reference as Exhibit (h)(2) hereto, and Section 8 of the Transfer Agency Agreement filed herewith, respectively. Registrant has obtained from a major insurance carrier a Trustee's and officer's liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its Trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of his or her reckless disregard of the duties involved in the conduct of his or her office or under his or her agreement with Registrant. In addition, Section 9.2 of Registrant's Agreement and Declaration of Trust dated May 18, 1993, provides as follows:

          9.2 Indemnification of Trustees, Representatives and Employees. The Trust shall indemnify, to the fullest extent permitted by law, every person who is or has been a Trustee or officer of the Trust and any person rendering or having rendered Investment Advisory, administrative, distribution, custodian or transfer agency services to the Trustee or to the Trust or any series thereof pursuant to Article VII of this Declaration of Trust or otherwise, and every officer, director, Trustee, Shareholder, employee and agent of any such person (all persons hereinafter referred to as the "covered persons") against all liabilities and expenses (including amounts paid in satisfaction of judgments, and compromise, as fines an penalties, and as counsel fees (reasonably incurred by him in connection with the defense or disposition of any action, suit, or other proceeding, whether civil or criminal, in which he may be involved or which he may be threatened while as a covered person or thereafter, by reason of his being or having been such a covered person except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromised payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that, if either the matter of willful misfeasance, gross negligence, or reckless disregard of duty or the matter of bad faith had been adjudicated, it would in the opinion of such counsel, have been adjudicated in favor of such person. The rights accruing to any covered person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided, however, that no covered person may satisfy any right of indemnity or reimbursement except out of the property of the Trust. If the Trustees make advance payments in connection with the indemnification under this Section 9.2; provided, however, that the indemnified covered person shall have given a written undertaking to reimburse the Trust in the event that it is subsequently determined that he is not entitled to such indemnification. Rights of indemnification herein provided may be insured against by policies maintained by the Trust. Such rights of indemnification are severable, and such inure to the benefit of the heirs, executors, administrators and other legal representatives of such covered persons.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     (a)  Investment Adviser: Allegiant Asset Management Company ("AAMC").
          AAMC performs investment advisory services for Registrant and certain other investment advisory customers. AAMC is an indirect wholly owned subsidiary of National City Corporation (the "Corporation").

          To the knowledge of the Registrant, none of the directors or officers of AAMC, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the Corporation, which owns all the outstanding stock of National City Bank of Michigan/Illinois (formerly, First of America Bank, N.A.), which in turn owns all the outstanding stock of AAMC, or other subsidiaries of the Corporation. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of AAMC who are engaged in any other business, profession, vocation or employment of a substantial nature.

                       ALLEGIANT ASSET MANAGEMENT COMPANY

                        Position with
                        Allegiant
                        Asset Management    Other Business        Type of
Name                    Company             Connections           Business
----                    --------            -----------           --------
Ted Parker              Chairman            National City Bank    Bank affiliate
Kathleen T. Barr        Managing Director   National City Bank    Bank affiliate
Joseph C. Penko         Managing Director   National City Bank    Bank affiliate
Timothy F. McDonough    Managing Director   National City Bank    Bank affiliate

ITEM 27.  PRINCIPAL UNDERWRITER

     (a) Professional Funds Distributor, LLC (the "Distributor") acts as principal underwriter for the following investment companies as of September 1, 2005:

                 Allegiant Funds
                 Allegiant Advantage Fund
                 WT Investment Trust

          Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

     (b) The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC:

          Philip H. Rinnander   -   President & Owner
          Barbara A. Rice       -   Vice President
          Thomas L. Schwegel    -   Vice President
          Jennifer DiValerio    -   Vice President

     (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     (1) Allegiant Asset Management Company, 200 Public Square, 5th Floor, Cleveland, Ohio 44114 (records relating to its functions as investment adviser for the Registrant).

     (2) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

     (3) National City Bank, 4100 West 150th Street, Cleveland, Ohio 44135 (records relating to its functions as co-administrator for the Registrant).

     (4) PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153 (records relating to its functions as custodian for the Registrant)

     (5) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent for the Registrant).

     (6) PFPC Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as co-administrator for the Registrant).

     (7) Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as distributor for the Registrant).


ITEM 29.  MANAGEMENT SERVICES

          Not Applicable.

ITEM 30.  UNDERTAKINGS

          None.

                                   SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland, State of Ohio, on the 29th day of September, 2005.


                            ALLEGIANT ADVANTAGE FUND

                                           /s/ Herbert R. Martens, Jr.
                                           ---------------------------
                                           Herbert R. Martens, Jr.
                                           President, Chief Executive Officer
                                           and Trustee


            Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 22 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                                       Date
---------                                   -----                                       ----

/s/ Dennis J. Westley                       Treasurer                               September 29, 2005
----------------------
 Dennis J. Westley

*John G. Breen                              Trustee                                 September 29, 2005
------------------
 John G. Breen

*John F. Durkott                            Trustee                                 September 29, 2005
----------------------
 John F. Durkott

*Robert J. Farling                          Trustee                                 September 29, 2005
----------------------
 Robert J. Farling

*Richard W. Furst                           Trustee                                 September 29, 2005
----------------------
 Richard W. Furst

*Gerald Gherlein                            Trustee                                 September 29, 2005
----------------------
Gerald Gherlein

*Dale C. LaPorte                            Trustee                                 September 29, 2005
----------------------
Dale C. LaPorte

/s/ Herbert R. Martens, Jr.                 President, Chief Executive Officer      September 29, 2005
--------------------------                  and Trustee
Herbert R. Martens, Jr.

*Robert D. Neary                            Trustee and Chairman                    September 29, 2005
----------------------                      of the Board
 Robert D. Neary

*Kathleen A. Obert                          Trustee                                 September 29, 2005
-----------------------
Kathleen A. Obert

*J. William Pullen                          Trustee                                 September 29, 2005
----------------------
 J. William Pullen



*By:   /s/ Herbert R. Martens, Jr.
       ---------------------------
       Herbert R. Martens, Jr.
       Attorney-in-Fact

                            ALLEGIANT ADVANTAGE FUND

                            CERTIFICATE OF SECRETARY


         The following resolution was duly adopted by the Board of Trustees of Allegiant Advantage Fund on May 17, 2005 and remains in effect on the date hereof:


                       FURTHER RESOLVED, that the trustees and officers of the Trusts required to execute any amendments to each of Allegiant's and Allegiant Advantage's Registration Statement be, and hereby are, authorized to execute a power of attorney appointing Herbert R. Martens, Jr. and Audrey C. Talley, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to said Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and re-substitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.


                                            ALLEGIANT ADVANTAGE FUND


                                                     By:    /s/ Audrey C. Talley
                                                            --------------------
                                                            Audrey C. Talley
                                                            Secretary



Dated:   September 29, 2005

                            ALLEGIANT ADVANTAGE FUND
                     (Formerly, "The Armada Advantage Fund")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert
D. Neary, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005


/s/ Robert D. Neary
-------------------
Robert D. Neary

                            ALLEGIANT ADVANTAGE FUND
                     (Formerly, "The Armada Advantage Fund")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005


/s/ John F. Durkott
-------------------
John F. Durkott

                            ALLEGIANT ADVANTAGE FUND
                     (Formerly, "The Armada Advantage Fund")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Richard
W. Furst, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005


/s/ Richard W. Furst
--------------------
Richard W. Furst

                            ALLEGIANT ADVANTAGE FUND
                     (Formerly, "The Armada Advantage Fund")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert
J. Farling, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey
C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005


/s/ Robert J. Farling
---------------------
Robert J. Farling

                            ALLEGIANT ADVANTAGE FUND
                     (Formerly, "The Armada Advantage Fund")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, J. William Pullen, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005


/s/ J. William Pullen
---------------------
J. William Pullen

                            ALLEGIANT ADVANTAGE FUND
                     (Formerly, "The Armada Advantage Fund")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Gerald
L. Gherlein, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey
C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005


/s/ Gerald L. Gherlein
----------------------
Gerald L. Gherlein

                            ALLEGIANT ADVANTAGE FUND
                     (Formerly, "The Armada Advantage Fund")


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, John G. Breen, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005


/s/ John G. Breen
-----------------
John G. Breen

                            ALLEGIANT ADVANTAGE FUND
                    (Formerly, "The Armada Advantage Funds")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Kathleen
A. Obert, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey C. Talley, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005


/s/ Kathleen A. Obert
---------------------
Kathleen A. Obert

                            ALLEGIANT ADVANTAGE FUND
                     (Formerly, "The Armada Advantage Fund")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Dale C. LaPorte, hereby constitutes and appoints Herbert R. Martens, Jr. and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  May 17, 2005


/s/ Dale C. LaPorte
-------------------
Dale C. LaPorte

                                  EXHIBIT INDEX


EXHIBIT NO.                DESCRIPTION
-----------                -----------

 (j)(2)              Consent of Ernst & Young LLP.